Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000006902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	6.16%	0.97%	2.57%
C000006901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	3.15%	0.65%	2.58%
C000006900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.38%	0.84%	2.90%
Without Sales Load [Member] | C000034483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.35%	2.09%	3.70%
Without Sales Load [Member] | C000074227 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.23%	1.99%	3.60%
Without Sales Load [Member] | C000074226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.96%	1.73%	3.34%
Without Sales Load [Member] | C000074225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.69%	1.48%	3.08%
Without Sales Load [Member] | C000074224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.24%	0.99%	2.58%
Without Sales Load [Member] | C000006903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.15%	1.98%	3.59%
Without Sales Load [Member] | C000006902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.16%	0.97%	2.57%
Without Sales Load [Member] | C000006901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.15%	0.97%	2.58%
Without Sales Load [Member] | C000006900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.96%	1.72%	3.34%
JPMorgan Emerging Markets Bond Index Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Bond Index Global Diversified
Average Annual Return, Percent	[3]	9.32%	1.31%	3.61%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.